Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Liabilities:
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 7,400	$ 7,800
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	309	596
Liabilities:
Net Assets	309	596
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	80	71
Foreign exchange forward contracts designated as hedging instruments	2,104	4,005
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(29)	(21)
Foreign exchange forward contracts designated as hedging instruments	(1,306)	(3)
Net Assets	849	4,052
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	15,193	10,486
Liabilities:
Contingent consideration	(12,508)	(12,694)
Net Assets	$ 2,685	$ (2,208)